Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Banks — 7.8%
Bank of America Corp.(1)	1,753,241	$53,789,434
JPMorgan Chase & Co.(1)	551,008	63,916,928
PNC Financial Services Group, Inc. (The)	162,609	23,236,826

		$140,943,188

Beverages — 2.8%
Constellation Brands, Inc., Class A(1)	129,610	$25,509,840
PepsiCo, Inc.(1)	200,907	25,677,924

		$51,187,764

Biotechnology — 3.2%
Gilead Sciences, Inc.(1)	364,759	$23,899,010
Vertex Pharmaceuticals, Inc.(1)(2)	207,263	34,534,161

		$58,433,171

Capital Markets — 1.5%
Charles Schwab Corp. (The)(1)	609,895	$26,359,662

		$26,359,662

Chemicals — 0.7%
DuPont de Nemours, Inc.	166,157	$11,989,889

		$11,989,889

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	143,492	$16,788,564

		$16,788,564

Consumer Finance — 2.3%
American Express Co.(1)	326,305	$40,582,553

		$40,582,553

Containers & Packaging — 1.7%
Ball Corp.(1)	428,045	$30,596,657

		$30,596,657

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.(1)	942,015	$52,065,169

		$52,065,169

Electric Utilities — 1.6%
NextEra Energy, Inc.(1)	141,450	$29,304,197

		$29,304,197

Electrical Equipment — 1.7%
Eaton Corp. PLC(1)	373,783	$30,721,225

		$30,721,225

Security	Shares	Value
Entertainment — 5.9%
Live Nation Entertainment, Inc.(1)(2)	481,065	$34,665,544
Spotify Technology SA(2)	189,628	29,380,962
Walt Disney Co. (The)(1)	292,378	41,812,978

		$105,859,484

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.(1)	147,430	$31,199,137
CubeSmart	392,062	13,310,505

		$44,509,642

Food Products — 1.5%
Mondelez International, Inc., Class A(1)	507,470	$27,144,570

		$27,144,570

Health Care Equipment & Supplies — 4.9%
Abbott Laboratories(1)	511,788	$44,576,735
Danaher Corp.(1)	307,204	43,162,162

		$87,738,897

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	215,307	$29,940,591

		$29,940,591

Household Products — 2.5%
Procter & Gamble Co. (The)(1)	382,763	$45,181,345

		$45,181,345

Insurance — 2.1%
Progressive Corp. (The)(1)	461,485	$37,371,055

		$37,371,055

Interactive Media & Services — 1.5%
Alphabet, Inc., Class C(1)(2)	22,228	$27,044,363

		$27,044,363

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)(2)	36,186	$67,551,301

		$67,551,301

IT Services — 9.1%
Accenture PLC, Class A(1)	189,338	$36,462,712
Akamai Technologies, Inc.(2)	239,401	21,098,410
Cognizant Technology Solutions Corp., Class A	320,492	20,876,849
GoDaddy, Inc., Class A(2)	339,788	24,933,643
Visa, Inc., Class A(1)	337,178	60,017,684

		$163,389,298

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	295,023	$20,477,546

		$20,477,546

Machinery — 4.3%
Caterpillar, Inc.(1)	317,665	$41,826,951
Fortive Corp.(1)	479,482	36,464,606

		$78,291,557

Security	Shares	Value
Multi-Utilities — 1.4%
Sempra Energy(1)	179,736	$24,341,646

		$24,341,646

Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips	306,937	$18,133,838
EOG Resources, Inc.	197,513	16,956,491
Exxon Mobil Corp.(1)	483,826	35,977,301
Phillips 66	168,621	17,293,770

		$88,361,400

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	413,887	$18,380,722
Johnson & Johnson(1)	192,773	25,102,900
Zoetis, Inc.(1)	316,814	36,398,760

		$79,882,382

Road & Rail — 2.0%
CSX Corp.(1)	515,852	$36,315,981

		$36,315,981

Semiconductors & Semiconductor Equipment — 2.1%
Texas Instruments, Inc.(1)	306,241	$38,283,187

		$38,283,187

Software — 7.3%
Intuit, Inc.(1)	114,829	$31,843,230
Microsoft Corp.(1)	729,110	99,355,820

		$131,199,050

Specialty Retail — 4.2%
Best Buy Co., Inc.	315,638	$24,155,776
Home Depot, Inc. (The)(1)	127,625	27,272,186
Tractor Supply Co.	221,158	24,064,202

		$75,492,164

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.(1)	295,004	$62,847,652

		$62,847,652

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B(1)	286,624	$24,658,263

		$24,658,263

Total Common Stocks (identified cost $1,269,668,528)		$1,784,853,413

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	19,939,869	$19,939,869

Total Short-Term Investments (identified cost $19,938,024)		$19,939,869

Value
Total Investments — 100.2% (identified cost $1,289,606,552)	$1,804,793,282

Total Written Call Options — (0.3)% (premiums received $9,580,149)	$(5,283,360)

Other Assets, Less Liabilities — 0.1%	$2,319,824

Net Assets — 100.0%	$1,801,829,746

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $335,143.

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	240	$71,529,120	$3,000	8/2/19	$(196,800)
S&P 500 Index	240	71,529,120	2,990	8/5/19	(356,400)
S&P 500 Index	240	71,529,120	3,000	8/7/19	(352,800)
S&P 500 Index	240	71,529,120	3,025	8/9/19	(169,200)
S&P 500 Index	239	71,231,082	3,025	8/12/19	(215,100)
S&P 500 Index	240	71,529,120	3,000	8/14/19	(472,800)
S&P 500 Index	240	71,529,120	2,990	8/16/19	(637,200)
S&P 500 Index	240	71,529,120	2,990	8/19/19	(668,400)
S&P 500 Index	238	70,933,044	2,995	8/21/19	(658,070)
S&P 500 Index	237	70,635,006	3,020	8/23/19	(427,785)
S&P 500 Index	237	70,635,006	3,025	8/26/19	(401,715)
S&P 500 Index	238	70,933,044	3,000	8/28/19	(727,090)

Total					$(5,283,360)

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,283,360.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,784,853,413 *	$—	$—	$1,784,853,413
Short-Term Investments	—	19,939,869	—	19,939,869
Total Investments	$1,784,853,413	$19,939,869	$—	$1,804,793,282

Liability Description
Written Call Options	$(5,283,360)	$—	$—	$(5,283,360)
Total	$(5,283,360)	$—	$—	$(5,283,360)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.